UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akela Capital LLC

Address:  1001 Winstead Drive, Suite 455
          Cary, North Carolina 27513


13F File Number: 28-10861

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony B. Bosco
Title:  Managing Member
Phone:  (919) 678-9006


Signature, Place and Date of Signing:

/s/ Anthony B. Bosco           Cary, North Carolina            November 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total: $383,254
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                    Name
--------------------                    ----

28-10862                                Akela Capital Master Fund, Ltd.


PORTFOLIO APPRAISAL
Akela Capital Master Fund, Ltd.
Consolidated
30-Sep-04
13F



COL 1                           COL 2                COL 3      COL 4           COL 5            COL 6        COL 7       COL 8

                                                                MARKET
                                                                VALUE    SHRS OR     SH/  PUT/   INVESTMENT   OTHER      VOTING
NAME OF ISSUER                  TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT     PRN  CALL   DISCRETION   MANAGERS   AUTHORITY
--------------                  --------------     -----       --------  -------     ---  ----   ----------   --------   ---------
AMERISOURCE HEALTHCORP.         NOTE 5.0% 12/0     03071PAD4     16,022  15,000,000  PRN         SOLE         1          SOLE
ANIXTER INTL INC                NOTE 7/0           035290AF2      5,761  11,000,000  PRN         SOLE         1          SOLE
COMCAST HOLDINGS CORP           Zones CV 2% PCS    200300507     21,060     500,000  SH          SOLE         1          SOLE
CONSECO INC.                    PFD B CV 5.5%      208464867     13,422     545,000  SH          SOLE         1          SOLE
CONTINENTAL AIRLS INC           NOTE 5.0% 6/1      210795PJ3      2,499   3,500,000  PRN         SOLE         1          SOLE
EL PASO CORP                    DBCV 2/2           28336LAC3     11,730  23,000,000  PRN         SOLE         1          SOLE
FISHER SCIENTIFIC INTL          NOTE 2.5% 10/0     338032AW5     14,995  10,500,000  PRN         SOLE         1          SOLE
FORD MTR CO CAP TRUST II        PFD TR CV 6.5%     345395206     15,721     300,000  SH          SOLE         1          SOLE
GENERAL MOTORS                  DEB SR CV 33       370442717     36,731   1,300,000  SH          SOLE         1          SOLE
HCC INS  HLDGS INC              NOTE 2% 9/0        404132AA0      8,630   8,000,000  PRN         SOLE         1          SOLE
HALLIBURTON CO                  NOTE 3.125% 7/1    406216AM3      5,691   5,000,000  PRN         SOLE         1          SOLE
INVITROGEN CORP                 NOTE 1.5% 2/1      46185RAH3      9,259  10,500,000  PRN         SOLE         1          SOLE
KULICKE & SOFFA INDS            NOTE .5% 11/3      501242AL5     10,268  14,500,000  PRN         SOLE         1          SOLE
L-3 COMMUNICATIONS HLDGS INC    DEBT 4.0% 9/1      502424AD6     17,181  13,750,000  PRN         SOLE         1          SOLE
LIBERTY MEDIA CORP              DEB 3.75% 2/1      530715AL5     13,413  20,400,000  PRN         SOLE         1          SOLE
LUCENT TECHNOLOGIES INC         DBCV 2.75% 6/1     549463AH0     25,956  20,000,000  PRN         SOLE         1          SOLE
MASCO CORP                      NOTE 7/2           574599AW6     21,833  45,000,000  PRN         SOLE         1          SOLE
MEDTRONIC INC                   DBCV 1.25% 9/1     585055AB2     13,344  13,000,000  PRN         SOLE         1          SOLE
MESA AIR GROUP INC              NOTE 2.482% 6/1    590479AB7      2,503   8,028,000  PRN         SOLE         1          SOLE
NCO GROUP INC                   NOTE  4.75% 4/1    628858AB8      7,390   7,000,000  PRN         SOLE         1          SOLE
NORTEL NETWORKS CORP NEW        NOTE 4.25% 9/0     656568AB8     12,039  12,500,000  PRN         SOLE         1          SOLE
PRG-SCHULTZ INTL INC            NOTE 4.75% 11/2    69357CAA5      7,105   7,000,000  PRN         SOLE         1          SOLE
PROVIDIAN FINL CORP             NOTE 2/1           74406AAB8      4,474   8,750,000  PRN         SOLE         1          SOLE
PROVIDIAN FINL CORP             NOTE 2.75% 3/1     74406AAD4     18,693  16,000,000  PRN         SOLE         1          SOLE
QUANTA SVCS INC                 SDCV 4.5% 10/0     74762EAC6      3,995   4,000,000  PRN         SOLE         1          SOLE
SELECTIVE INS GROUP INC         NOTE 1.616% 9/2    816300AB3      2,619   5,000,000  PRN         SOLE         1          SOLE
SEPRACOR                        SDCV 5.0% 2/1      817315AL8     12,574  12,250,000  PRN         SOLE         1          SOLE
SILICON VY BANCSHARES           NOTE 6/1           827064AC0      7,800   6,500,000  PRN         SOLE         1          SOLE
STARWOOD HOTEL & RESORTS WRLD   NOTE 3.5% 5/1      85590AAJ3      5,438   5,000,000  PRN         SOLE         1          SOLE
TYCO INTL GROUP SA              DBCV 2.75% 1/1     902118BF4     35,108  25,000,000  PRN         SOLE         1          SOLE
                                                                ========
                                                               383,254





03603.0001 #524848